Segment Information and Geographic Data - Summary of Total Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total long-lived assets	$ 20,768	$ 15,925	$ 7,946
United States
Segment Reporting Information [Line Items]
Total long-lived assets	12,985	10,896	7,205
Canada
Segment Reporting Information [Line Items]
Total long-lived assets	2,434	3,227	612
Thailand
Segment Reporting Information [Line Items]
Total long-lived assets	4,487	1,715
Other
Segment Reporting Information [Line Items]
Total long-lived assets	$ 862	$ 87	$ 129